Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Feb. 05, 2018	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrants (Details) [Line Items]
Common stock exercise price per share (in Dollars per share)			$ 11.5
Public warrants expire period		5 years
Warrant description		Once the Public Warrants became exercisable, the Company may redeem the Public Warrants:• in whole and not in part;• at a price of $0.01 per warrant;• upon not less than 30 days’ prior written notice of redemption;• if, and only if, the reported last sale price of the Company’s Common Stock equals or exceeds $18.00 per share for any 20-trading days within a 30-trading day period ending on the third business day prior to the notice of redemption to the warrant holders; and• if, and only if, there is a current registration statement in effect with respect to the shares of Common Stock underlying the warrants.	Once the Public Warrants became exercisable, the Company may redeem the Public Warrants:• in whole and not in part;• at a price of $0.01 per warrant;• upon not less than 30 days’ prior written notice of redemption;• if, and only if, the reported last sale price of the Company’s Common Stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the notice of redemption to the warrant holders; and• if, and only if, there is a current registration statement in effect with respect to the shares of Common Stock underlying the warrants.
Fair value of warrant liability (in Dollars)			$ 3,574
Remeasurement gain (in Dollars)			2,469
Public warrants	416,780	27,600,000
Exercisable period		30 days
Completion period		90 days
Private warrant liability (in Dollars)		$ 435	$ (2,469)
Warrant [Member]
Warrants (Details) [Line Items]
Common stock exercise price per share (in Dollars per share)		$ 11.5
Public warrants expire period		5 years
Private warrants		150,000
Private warrant liability (in Dollars)		$ 435
Public Warrants [Member]
Warrants (Details) [Line Items]
Shares issued			27,600,000
Public warrants expire period			5 years
Private Warrants [Member]
Warrants (Details) [Line Items]
Shares issued			150,000
Public warrants expire period			5 years
EarlyBirdCapital, Inc.[Member]
Warrants (Details) [Line Items]
Shares issued			837,000
Tuscan Holdings Corp and Early Bird Capital Inc [Member]
Warrants (Details) [Line Items]
Public warrants		837,000